Cost of sales (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Expense by nature
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	$ 3,060	$ 4,146
Cost of sales
Expense by nature
Power generation	88,820	115,290
Depreciation	73,771	103,615
Tower repairs and maintenance	15,579	27,864
Amortization	9,963	11,254
Security services	7,839	12,798
Site regulatory permits	7,565	10,960
Staff costs	6,890	9,790
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	3,060	4,146
Short-term rental	2,594	3,583
Travel costs	1,675	3,480
Insurance	1,191	1,307
Vehicle maintenance and repairs	438	563
Professional fees	402	541
Other	34,503	1,458
Total	254,290	306,649
Foreign exchange gains (losses)	(32,100)	$ 300
Cost of sales | BRAZIL
Expense by nature
Indirect tax receivable	$ 400